Film Costs - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Film Costs [Abstract]
Percentage of unamortized film costs	67.00%
Accrued participation liabilities expected to be paid in next twelve months	¥ 167,000
Amortization of film costs monetized individually	209,674	¥ 276,902
Amortization of film costs monetized as a film group	¥ 63,370	¥ 52,907